[Transamerica Life Insurance Company Letterhead]

September 11, 2003

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA B

File No. 811-06032, CIK 0000859607

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA B, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual reports for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc. – Service Class, AIM Variable Insurance Funds – Series II, AllianceBernstein Variable Products Series Fund, Inc. – Class B, Janus Aspen Series – Service Shares, Merrill Lynch Variable Series Funds, Inc.; MFS® Variable Insurance TrustSM – Service Class; Variable Insurance Products Fund – Service Class 2; and STI Classic Variable Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On September 9, 2003, AEGON/Transamerica Series Fund, Inc., filed its semi-annual report with the Commission via EDGAR (CIK: 0000778207);

•	On August 26, 2003, AIM Variable Insurance Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000896435);

•	On August 29, 2003, AllianceBernstein Variable Products Series Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000825316);

•	On August 22, 2003, Janus Aspen Series filed its semi-annual report with the Commission via EDGAR (CIK: 0000906185);

•	On September 3, 2003, Merrill Lynch Variable Series Funds, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000355916);

•	On August 25, 2003, MFS® Variable Insurance TrustSM filed its semi-annual report with the Commission via EDGAR (CIK: 0000825316);

•	On August 29, 2003, Variable Insurance Products Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000356494);

Securities and Exchange Commission

September 11, 2003

•	On August 29, 2003, Variable Insurance Products Fund II filed its semi-annual report with the Commission via EDGAR (CIK: 0000831016);

•	On August 29, 2003, Variable Insurance Products Fund III filed its semi-annual report with the Commission via EDGAR (CIK: 0000927384); and

•	On August 27, 2003, STI Classic Variable Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000944487).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

TRANSAMERICA LIFE INSURANCE COMPANY

/s/ DARIN D. SMITH

Darin D. Smith Assistant General Counsel Financial Markets Group